Significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2022
Significant accounting policies
Basis for preparation of the consolidated financial statements

2.1    Basis of preparation of the consolidated financial statements

Statement of compliance

The Company’s consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB).

Basis of preparation

The consolidated financial statements have been prepared on a historical cost basis, except for certain financial assets, derivative financial instruments, the share-based compensation plan and accounts payable to selling shareholders from business combinations that have been measured at fair value.

Arco is a holding company and considers the currency of the local environment of the its subsidiaries in Brazil as its functional currency, which is its primary source of revenue. Therefore, the functional currency of the Company is the Brazilian real and the consolidated financial statements are presented in Brazilian reais (“BRL” or “R$”). All amounts are rounded to the nearest thousands, except when otherwise indicated.

The Company has prepared these consolidated financial statements on the basis that it will continue to operate as a going concern.

The consolidated financial statements provide comparative information in respect of the previous periods.

Basis of consolidation and investments in associates

2.2    Basis of consolidation and investments in associates

The consolidated financial statements comprise the financial statements of the Company, its subsidiaries and investments in associates as of December 31, 2022 and 2021 and for the years ended December 31, 2022, 2021 and 2020.

The table below is a list of the Company’s subsidiaries and investments:

	Principal		Investment	Direct and indirect interest
Name	activities	Country	type	2022	2021	2020
Arco Educação S.A.	Holding	Brazil	Subsidiary	100.0%	100.0%	100.0%
Arce Participações Ltda.	Holding	Brazil	Subsidiary	100.0%	100.0%	—
Companhia Brasileira de Educação e Sistemas de Ensino S.A.	Educational content	Brazil	Subsidiary	100.0%	100.0%	100.0%
Barra Américas Editora Ltda	Educational content	Brazil	Subsidiary	—	—	100.0%
Distribuidora de Material Didático Desterro Ltda.	Educational content	Brazil	Subsidiary	—	—	100.0%
SAS Sistema de Ensino Ltda.	Educational content	Brazil	Subsidiary	—	—	100.0%
Arco Ventures S.A.	Educational content	Brazil	Subsidiary	—	—	100.0%
SAS Livrarias Ltda.	Educational content	Brazil	Subsidiary	—	—	100.0%
SAE Digital S.A.	Educational content	Brazil	Subsidiary	100.0%	100.0%	100.0%
International School Serviços de Ensino, Treinamento e Editoração, Franqueadora S.A.	Educational content	Brazil	Subsidiary	51.5%	51.5%	51.5%
Nave à Vela Ltda.	Educational content	Brazil	Subsidiary	—	—	51.0%
Atech Soluções Tecnológicas S.A.	Educational technology	Brazil	Subsidiary	100.0%	100.0%	100.0%
NLP Soluções Educacionais S.A.	Educational content	Brazil	Subsidiary	100.0%	100.0%	100.0%
WPensar S.A.	Educational technology	Brazil	Subsidiary	100.0%	100.0%	100.0%
Geekie Desenvolvimento de Softwares S.A. (a)	Educational technology	Brazil	Subsidiary	—	57.4%	56.0%
Studos Software Ltda. (b)	Educational content	Brazil	Subsidiary	—	100.0%	100.0%
NSE Soluções Educacionais S.A.	Educational content	Brazil	Subsidiary	60.0%	60.0%	60.0%
Me Salva! Cursos e Consultorias S.A.	Educational content	Brazil	Subsidiary	100.0%	60.0%	—
Quadrado Mágico Desenvolvimento e Licenciamento de Software S.A. (b)	Educational content	Brazil	Subsidiary	—	100.0%	—
Desenvoolva – Educação, Treinamento e Consultoria Corporativa Ltda.	Educational content	Brazil	Subsidiary	100.0%	100.0%	—
P2D Educação Ltda. (a)	Educational content	Brazil	Subsidiary	—	100.0%	—
Bewater Ventures I GA Fundo de Investimento em Participações Multiestratégia	Private equity	Brazil	Investee	10.9%	11.0%	14.5%
INCO Limited	Collection services	Cayman Islands	Investee	24.9%	26.1%	—
Tera Treinamentos Profissionais Ltda.	Educational content	Brazil	Investee	23.4%	23.4%	—
(a)	During the year, the entity was incorporated by Companhia Brasileira de Educação e Sistemas de Ensino S.A. as described in Note 1.2 (a).
(b)	During the year, the entity was incorporated by Atech Soluções Tecnológicas S.A. as described in Note 1.2 (a).

Consolidation of a subsidiary begins when the Company obtains control over the subsidiary and ceases when the Company loses control of the subsidiary. Control is achieved when the Company is exposed to, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee. Specifically, the Company controls an investee if, and only if, it has: (i) Power over the investee (i.e., existing rights that give it the current ability to direct the relevant activities of the investee), (ii) Exposure, or rights, to variable returns from its involvement with the investee, and (iii) The ability to use its power over the investee to affect its returns.

Generally, there is a presumption that a majority of voting rights results in control. To support this presumption and when the Company has less than a majority of the voting or similar rights of an investee, the Company considers all relevant facts and circumstances in assessing whether it has power over an investee, including: (i) The contractual arrangements with the other vote holders of the investee, (ii) Rights arising from other contractual arrangements, and (iii) The Company’s voting rights and potential voting rights.

Assets, liabilities, income and expenses of a subsidiary acquired or disposed during the year are included in the consolidated financial statements from the date the Company gains control until the date the Company ceases control of the subsidiary.

Where necessary, adjustments are made to the financial statements of subsidiaries to bring their accounting policies in line with the Company’s accounting policies. All intra-group assets and liabilities, equity, income, expenses and cash flows relating to transactions, and any unrealized income and expenses arising from intra-group transactions, are eliminated in full on consolidation.

A change in the ownership interest of a subsidiary, without a loss of control, is accounted for as an equity transaction. If the Company loses control over a subsidiary, it derecognizes the related assets (including goodwill), liabilities, non-controlling interest and other components of equity, and any resulting gain or loss is recognized in profit or loss.

Non-controlling interests in the results and equity of subsidiaries are shown separately in the consolidated statements of income or loss and comprehensive income, changes in equity and financial position, respectively.

Business combinations and goodwill
a)	Business combinations and goodwill

Business combinations are accounted for using the acquisition method. The cost of an acquisition is measured as the aggregate of the consideration transferred, which is measured at acquisition date fair value, and the amount of any non-controlling interests in the acquiree. For each business combination, the Company elects whether to measure the non-controlling interests in the acquiree at fair value or at the proportionate share of the acquiree’s identifiable net assets. Acquisition-related costs are expensed as incurred and included in general and administrative expenses.

The Company determines that it has acquired a business when the acquired set of activities and assets include an input and a substantive process that together significantly contribute to the ability to create outputs. The acquired process is considered substantive if it is critical to the ability to continue producing outputs, and the inputs acquired include an organized workforce with the necessary skills, knowledge, or experience to perform that process or it significantly contributes to the ability to continue producing outputs and is considered unique or scarce or cannot be replaced without significant cost, effort, or delay in the ability to continue producing outputs.

When the Company acquires a business, it assesses the financial assets and liabilities assumed for appropriate classification and designation in accordance with the contractual terms, economic circumstances, and pertinent conditions as of the acquisition date.

Any contingent consideration to be transferred by the acquirer is recognized at fair value at the acquisition date. Contingent consideration classified as an asset or liability that is a financial instrument and within the scope of IFRS 9 Financial Instruments, is measured at fair value with the changes in fair value recognized in the statement of income or loss in accordance with IFRS 9. Other contingent consideration that is not within the scope of IFRS 9 is measured at fair value at each reporting date with changes in fair value recognized in profit or loss.

Goodwill is initially measured at cost (being the excess of the aggregate of the consideration transferred and the amount recognized for non-controlling interests and any previous interest held over the net identifiable assets acquired and liabilities assumed). If the fair value of the net assets acquired is in excess of the aggregate consideration transferred, the Company re-assesses whether it has correctly identified all the assets acquired and all the liabilities assumed and reviews the procedures used to measure the amounts to be recognized at the acquisition date. If the reassessment still results in an excess of the fair value of net assets acquired over the aggregate consideration transferred, then the gain is recognized in the statement of income or loss.

After initial recognition, goodwill is measured at cost less any accumulated impairment losses. For impairment testing, goodwill acquired in a business combination is, from the acquisition date, allocated to each CGU that is expected to benefit from the combination.

Where goodwill has been allocated to a segment and part of the operation within that segment is disposed of, the goodwill associated with the disposed operation is included in the carrying amount of the operation when determining the gain or loss on disposal. Goodwill disposed in these circumstances is measured based on the relative values of the disposed operation and the portion of the segment unit retained.

The current Brazilian tax law allows the deductibility of the acquisition date goodwill and fair value of net assets acquired when a corporate reorganization occurs after acquisition by the Company (i.e., when the Company merges or spins off the businesses acquired). Until such action occurs, the tax and accounting bases of the net assets acquired are the same as of the acquisition date and no deferred tax effects are recognized.

Certain acquired subsidiaries utilize the presumed profit regime as described in Note 24.a) to calculate income taxes. Under this regime, there is no difference between the carrying amount and related tax basis of assets and liabilities and therefore no deferred income taxes were recorded in these financial statements at acquisition date or any subsequent periods.

Investment in associates and joint venture
b)	Investment in associates and joint venture

An associate is an entity over which the Company has significant influence. Significant influence is the power to participate in the financial and operating policy decisions of the investee but is not control or joint control over those policies.

A joint venture is a type of joint arrangement whereby the parties that have joint control of the arrangement have rights to the net assets of the joint venture. Joint control is the contractually agreed sharing of control of an arrangement, which exists only when decisions about the relevant activities require the unanimous consent of the parties sharing control.

The considerations made in determining significant influence or joint control are similar to those necessary to determine control over subsidiaries. The Company’s investments in its associate and joint venture are accounted for using the equity method.

Under the equity method, the investment in an associate or a joint venture is initially recognized at cost. The carrying amount of the investment is adjusted to recognize changes in the Company’s share of net assets of the associate or joint venture since the acquisition date. Goodwill relating to the associate or joint ventures is included in the carrying amount of the investment and is not tested for impairment separately.

The statement of income or loss reflects the Company’s share of the results of operations of the associate or joint venture. In addition, when there has been a change recognized directly in the equity of the associate or joint venture, the Company recognizes its share of any changes, when applicable, in the statement of changes in equity.

The aggregate of the Company’s share of profit or loss of an associate and a joint venture is shown on the face of the statement of income or loss outside operating profit and represents profit or loss after tax of the associate or joint venture.

The financial statements of the associate or joint venture are prepared for the same reporting period as the Company. When necessary, adjustments are made to bring the accounting policies in line with those of the Company.

After application of the equity method, the Company determines whether it is necessary to recognize an impairment loss on its investment in its associate or joint venture. At each reporting date, the Company determines whether there is objective evidence that the investment in the associate or joint venture is impaired. If there is such evidence, the Company calculates the amount of impairment as the difference between the recoverable amount of the associate or joint venture and its carrying value, and then recognizes the loss within share of profit (loss) of equity-accounted investees in the statement of income or loss.

Current versus non-current classification
c)	Current versus non-current classification

The Company presents assets and liabilities in the statement of financial position based on current/non-current classification. An asset is current when it is:

●	Expected to be realized or intended to be sold or consumed in the normal operating cycle;
●	Held primarily for the purpose of trading;
●	Expected to be realized within twelve-months after the reporting period; or
●	Cash or cash equivalent unless restricted from being exchanged or used to settle a liability for at least twelve-months after the reporting period.

All other assets are classified as non-current.

A liability is current when:

●	It is expected to be settled in the normal operating cycle;
●	It is held primarily for the purpose of trading;
●	It is due to be settled within twelve-months after the reporting period; or
●	There is no unconditional right to defer the settlement of the liability for at least twelve-months after the reporting period.

The terms of the liability that could, at the option of the counterparty, result in its settlement by the issue of equity instruments do not affect its classification.

The Company classifies all other liabilities as non-current.

Deferred tax assets and liabilities are classified as non-current assets and liabilities.

Fair value measurement
d)	Fair value measurement

The Company measures certain financial instruments such as, financial assets, financial investments, derivatives and financial liabilities at fair value at each balance sheet date.

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value measurement is based on the presumption that the transaction to sell the asset or transfer the liability takes place either.

●	in the principal market for the asset or liability; or
●	in the absence of a principal market, in the most advantageous market for the asset or liability.

The principal or the most advantageous market must be accessible by the Company.

The fair value of an asset or a liability is measured using the assumptions that market participants would use when pricing the asset or liability, assuming that market participants act in their economic best interest.

The Company uses valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs.

All assets and liabilities for which fair value is measured or disclosed in the financial statements are categorized within the fair value hierarchy, described as follows, based on the lowest level input that is significant to the fair value measurement as a whole:

●	Level 1 — Quoted (unadjusted) market prices in active markets for identical assets or liabilities.
●	Level 2 — Valuation techniques for which the lowest level input that is significant to the fair value measurement is directly or indirectly observable.
●	Level 3 — Valuation techniques for which the lowest level input that is significant to the fair value measurement is unobservable.

For assets and liabilities that are recognized in the financial statements at fair value on a recurring basis, the Company determines whether transfers have occurred between levels in the hierarchy by re-assessing categorization (based on the lowest level input that is significant to the fair value measurement as a whole) at the end of each reporting period.

At each reporting date, the Company analyzes the movements in the values of assets and liabilities which are required to be remeasured or re-assessed as per the Company’s accounting policies. For this analysis, the Company verifies the major inputs applied in the latest valuation by agreeing the information in the valuation computation to contracts and other relevant documents.

The Company also compares the change in the fair value of each asset and liability with relevant external sources to determine whether the change is reasonable.

For the purpose of fair value disclosures, the Company has determined classes of assets and liabilities based on the nature, characteristics and risks of the asset or liability and the level of the fair value hierarchy, as explained above. See Note 26 for further information.

Financial instruments - initial recognition and measurement
e)	Financial instruments – initial recognition and measurement

A financial instrument is any contract that gives rise to a financial asset of one entity and a financial liability or equity instrument of another entity.

i) Financial assets

Initial recognition and measurement

Financial assets are classified, at initial recognition, as subsequently measured at amortized cost, fair value through other comprehensive income (OCI), and fair value through profit or loss.

The classification of financial assets at initial recognition depends on the financial asset’s contractual cash flow characteristics and the Company’s business model for managing them. Except for trade receivables that do not contain a significant financing component or for which the Company has applied the practical expedient, the Company initially measures a financial asset at its fair value plus, in the case of a financial asset not at fair value through profit or loss, transaction costs. Trade receivables that do not contain a significant financing component or for which the Company has applied the practical expedient are measured at the transaction price under IFRS 15.

For a financial asset to be classified and measured at amortized cost or fair value through other comprehensive income (OCI), it should give rise to cash flows that are ‘solely payments of principal and interest (SPPI)’ on the principal amount outstanding. This assessment is referred to as the SPPI test and is performed at an instrument level. Financial assets with cash flows that are not SPPI are classified and measured at fair value through profit or loss, irrespective of the business model.

The Company’s business model for managing financial assets refers to how it manages its financial assets to generate cash flows. The business model determines whether cash flows will result from collecting contractual cash flows, selling the financial assets, or both. Financial assets classified and measured at amortized cost are held within a business model with the objective to hold financial assets in order to collect contractual cash flows while financial assets classified and measured at fair value through OCI are held within a business model with the objective of both holding to collect contractual cash flows and selling.

Subsequent measurement

For purposes of subsequent measurement, financial assets are classified as: amortized cost or fair value through profit or loss. There are no financial assets designated as fair value through OCI.

Financial assets at amortized cost

Financial assets at amortized cost are subsequently measured using the effective interest (EIR) method and are subject to impairment. Gains and losses are recognized in profit or loss when the asset is derecognized, modified or impaired.

The Company’s financial assets at amortized cost include trade receivables and certain financial investments.

Financial assets at fair value through profit or loss

Financial assets at fair value through profit or loss are carried in the statement of financial position at fair value with net changes in fair value recognized in the statement of profit or loss. This category includes derivative financial instruments.

A derivative embedded in a hybrid contract, with a financial liability or non-financial host, is separated from the host and accounted for as a separate derivative if: the economic characteristics and risks are not closely related to the host; a separate instrument with the same terms as the embedded derivative would meet the definition of a derivative; and the hybrid contract is not measured at fair value through profit or loss. Embedded derivatives are measured at fair value with changes in fair value recognized in profit or loss. Reassessment only occurs if there is either a change in the terms of the contract that significantly modifies the cash flows that would otherwise be required or a reclassification of a financial asset out of the fair value through profit or loss category.

Derecognition

A financial asset (or, where applicable, a part of a financial asset or part of a group of similar financial assets) is primarily derecognized (i.e., removed from the Company’s consolidated statement of financial position) when:

●	The rights to receive cash flows from the asset have expired; or
●	The Company has transferred its rights to receive cash flows from the asset or has assumed an obligation to pay the received cash flows in full without material delay to a third party under a ‘pass-through’ arrangement-and either (a) the Company has transferred substantially all the risks and rewards of the asset, or (b) the Company has neither transferred nor retained substantially all the risks and rewards of the asset but has transferred control of the asset.

When the Company has transferred its rights to receive cash flows from an asset or has entered a pass-through arrangement, it evaluates if, and to what extent, it has retained the risks and rewards of ownership. When it has neither transferred nor retained substantially all the risks and rewards of the asset, nor transferred control of the asset, the Company continues to recognize the transferred asset to the extent of its continuing involvement. In that case, the Company also recognizes an associated liability. The transferred asset and the associated liability are measured on a basis that reflects the rights and obligations that the Company has retained.

Continuing involvement that takes the form of a guarantee over the transferred asset is measured at the lower of the original carrying amount of the asset and the maximum amount of consideration that the Company could be required to repay.

Impairment

Further disclosures relating to impairment of financial assets are also provided in the following notes:

●	Disclosures for significant assumptions - Note 3
●	Trade receivables, including contract assets - Note 7

The Company recognizes an allowance for expected credit losses (ECLs) for all debt instruments not held at fair value through profit or loss. ECLs are based on the difference between the contractual cash flows due in accordance with the contract and all the cash flows that the Company expects to receive, discounted at an approximation of the original effective interest rate. The expected cash flows will include cash flows from the sale of collateral held or other credit enhancements that are integral to the contractual terms.

For trade receivables, the Company applies a simplified approach in calculating ECLs. Therefore, the Company does not track changes in credit risk, but instead recognizes a loss allowance based on lifetime ECLs at each reporting date. The Company has established a provision matrix that is based on its historical credit loss experience, adjusted for forward-looking factors specific to the debtors and the economic environment.

The Company considers a financial asset in default when contractual payments are 360 days past due. Management considers this period of maturity to be adequate considering the Company’s business model and the historical customer’s payment since the contracts are signed annually and during this period the Company can negotiate the payment of the security reducing the credit risk. However, in certain cases, the Company may also consider a financial asset to be in default when internal or external information indicates that the Company is unlikely to receive the outstanding contractual amounts in full before considering any credit enhancements held by the Company. A financial asset is written off when there is no reasonable expectation of recovering the contractual cash flows.

ii) Financial liabilities

Initial recognition and measurement

Financial liabilities are classified, at initial recognition, as financial liabilities at fair value through profit or loss, loans and financing, payables, or as derivative financial instruments, as appropriate.

All financial liabilities are recognized initially at fair value and, in the case of loans and financing and payables, net of directly attributable transaction costs.

The Company’s financial liabilities include trade payables, loans and financing, derivative financial instruments from acquisition of interests and accounts payable to selling shareholders.

Subsequent measurement

For purposes of subsequent measurement, financial liabilities are classified in two categories:

●	Financial liabilities at fair value through profit or loss
●	Financial liabilities at amortized cost (loans and financing)

Financial liabilities at fair value through profit or loss

Financial liabilities at fair value through profit or loss include financial liabilities held for trading and financial liabilities designated upon initial recognition as at fair value through profit or loss.

Financial liabilities are classified as held for trading if they are incurred for the purpose of repurchasing in the near term. This category also includes derivative financial instruments entered by the Company that are not designated as hedging instruments in hedge relationships as defined by IFRS 9. Separated embedded derivatives are also classified as held for trading unless they are designated as effective hedging instruments.

Gains or losses on liabilities held for trading are recognized in the statement of income or loss.

Financial liabilities designated upon initial recognition at fair value through profit or loss are designated at the initial date of recognition, and only if the criteria in IFRS 9 are satisfied.

Financial liabilities at amortized cost (loans and financing)

After initial recognition, interest-bearing loans and financing are subsequently measured at amortized cost using the effective interest rate (EIR) method. Gains and losses are recognized in profit or loss when the liabilities are derecognized as well as through the EIR amortization process.

Amortized cost is calculated by considering any discount or premium on acquisition and fees or costs that are an integral part of the EIR. The EIR amortization is included as finance costs in the statement of income or loss. This category generally applies to interest-bearing loans and financing at Note 15.

Derecognition

A financial liability is derecognized when the obligation under the liability is discharged or cancelled or expires. When an existing financial liability is replaced by another from the same lender on substantially different terms, or the terms of an existing liability are substantially modified, such an exchange or modification is treated as the derecognition of the original liability and the recognition of a new liability. The difference in the respective carrying amounts is recognized in the statement of income or loss.

iii) Offsetting of financial instruments

Financial assets and financial liabilities are offset, and the net amount is reported in the consolidated statement of financial position if there is a currently enforceable legal right to offset the recognized amounts and there is an intention to settle on a net basis, to realize the assets and settle the liabilities simultaneously.

Derivative financial instruments
f)	Derivative financial instruments

Initial recognition and subsequent measurement

The Company has derivative financial instruments such as put options from investments and forward currency swaps to protect its exposure to foreign currency risks. Such derivative financial instruments are initially recognized at fair value on the date on which a derivative contract is entered into and are subsequently remeasured at fair value. Derivatives are carried as financial assets when the fair value is positive and as financial liabilities when the fair value is negative.

Any gains or losses arising from changes in the fair value of derivatives are recorded directly to finance result in the statements of income or loss.

Cash and cash equivalents
g)	Cash and cash equivalents

Cash and cash equivalents in the statement of financial position comprise cash in banks and on hand and short-term highly liquid financial investments with an original maturity of three months or less, that are readily convertible to a known amount of cash and subject to an insignificant risk of changes in value.

Inventories
h)	Inventories

Inventories are measured at the lower of cost or net realizable value. The costs of inventories are based on the average cost method and include costs incurred on the purchase of inventories, editorial production costs and other costs incurred in bringing them to their current location and condition. Costs of purchased inventory are determined after deducting any discounts and recoverable taxes.

Educational content relates to costs incurred to prepare the educational content. These costs include incurred personnel costs and third parties’ services for editing educational content and related activities (graphic design, editing, proofreading and layout, among others).

The inventory reserve for educational content is calculated based on their expected net realizable value. Inventory reserve corresponds to a reserve for inventory obsolescence and is recorded in cost of sales. It is estimated based on the amount of educational content from prior collections which are no longer used for sale and educational content which the Company expects will not be sold based on the actual sales. In determining the inventory reserve, the Company considers management’s current assessment of the marketplace, industry trends and projected product demand as compared to the number of units currently in inventory.

Property and equipment
i)	Property and equipment

Property and equipment are stated at cost, net of accumulated depreciation and accumulated impairment losses, if any.

Subsequent expenditure is capitalized only if it is probable that the future economic benefits associated with the expenditure will flow to the Company.

Depreciation is calculated on a straight-line basis over the estimated useful lives of the assets, as follows:

Machinery and equipment	10%
Vehicles	20%
Furniture and fixtures	10%
IT equipment	20% to 33%
Facilities	10%
Leasehold improvements	20% to 33%

An item of property and equipment and any significant part initially recognized is derecognized upon disposal or when no future economic benefits are expected from its use or disposal. Any gain or loss arising on derecognition of the asset (calculated as the difference between the net disposal proceeds and the carrying amount of the asset) is included in the statement of income or loss when the asset is derecognized.

The residual values, useful lives and methods of depreciation of property and equipment are reviewed at each financial year end and adjusted prospectively, if appropriate.

Leases
j)	Leases

The Company assesses at contract inception whether a contract is, or contains, a lease. That is, if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration.

Company as a lessee

The Company applies a single recognition and measurement approach for all leases, except for short-term leases and leases of low-value assets. The Company recognizes lease liabilities to make lease payments and right-of-use assets representing the right to use the underlying assets.

Right-of-use assets

The Company recognizes right-of-use assets at the commencement date of the lease (i.e., the date the underlying asset is available for use). Right-of-use assets are measured at cost, less any accumulated depreciation and impairment losses, and adjusted for any remeasurement of lease liabilities. The cost of right-of-use assets includes the amount of lease liabilities recognized, initial direct costs incurred, and lease payments made at or before the commencement date less any lease incentives received. Unless the Company is reasonably certain to obtain ownership of the leased asset at the end of the lease term, the recognized right-of-use assets are depreciated on a straight-line basis over the shorter of its estimated useful life and the lease term, as follows:

Buildings	1 to 4 years
Equipment	1 to 4 years

If ownership of the leased asset transfers to the Company at the end of the lease term or the cost reflects the exercise of a purchase option, depreciation is calculated using the estimated useful life of the asset. Right-of use assets are also subject to impairment.

Lease liabilities

At the commencement date of the lease, the Company recognizes lease liabilities measured at the present value of lease payments to be made over the lease term. The lease payments include fixed payments (including in-substance fixed payments) less any lease incentives receivable, variable lease payments that depend on an index or a rate, and amounts expected to be paid under residual value guarantees. The lease payments also include the exercise price of a purchase option reasonably certain to be exercised by the Company and payments of penalties for terminating a lease, if the lease term reflects the Company exercising the option to terminate. The variable lease payments that do not depend on an index or a rate are recognized as expense in the period on which the event or condition that triggers the payment occurs.

In calculating the present value of lease payments, the Company uses the incremental borrowing rate at the lease commencement date if the interest rate implicit in the lease is not readily determinable. After the commencement date, the amount of lease liabilities is increased to reflect the accretion of interest and reduced for the lease payments made. In addition, the carrying amount of lease liabilities is remeasured if there is a modification, a change in the lease term, a change in the in-substance fixed lease payments or a change in the assessment to purchase the underlying asset.

Short-term leases and leases of low-value assets

The Company applies the short-term lease recognition exemption to its short-term leases of properties (i.e., those leases that have a lease term of 12 months or less from the commencement date and do not contain a purchase option). It also applies the lease of low-value assets recognition exemption to leases of office equipment that are considered of low value. Lease payments on short-term leases and leases of low-value assets are recognized as expense on a straight-line basis over the lease term.

Company as a lessor

The Company does not enter into leasing agreements as a lessor.

Intangible assets
k)	Intangible assets

Intangible assets acquired separately are measured on initial recognition at cost. The cost of intangible assets acquired in a business combination is their fair value at the date of acquisition. Following initial recognition, intangible assets are carried at cost less any accumulated amortization and accumulated impairment losses. Internally generated intangibles, excluding capitalized development costs, are not capitalized and the related expenditure is reflected in profit or loss in the period in which the expenditure is incurred.

The Company capitalizes the costs directly related with the development of the educational platforms used to deliver content. These costs are substantially comprised of technology related services and payroll expenses, recorded as internally developed software in the educational platform accounting ledger. Development expenditure is capitalized only if the expenditure can be measured reliably, the product or process is technically and commercially feasible, future economic benefits are probable, and the Company intends to and has sufficient resources to complete development and to use or sell the asset. Otherwise, it is recognized in the statement of income or loss as incurred. After initial recognition, development expenditure is measured at cost less accumulated amortization and any accumulated impairment losses.

Costs associated with maintaining internally developed software are recognized as an expense as incurred.

The useful lives of intangible assets are assessed as finite.

Intangible assets with finite lives are amortized over the useful economic life and assessed for impairment whenever there is an indication that the intangible asset may be impaired. The amortization period and the amortization method for an intangible asset with a finite useful life are reviewed at least at the end of each reporting period. Changes in the expected useful life or the expected pattern of consumption of future economic benefits embodied in the asset are considered to modify the amortization period or method, as appropriate, and are treated as changes in accounting estimates. The amortization expense on intangible assets with finite lives is recognized in the statement of income or loss in the expense category that is consistent with the function of the intangible assets.

An intangible asset is derecognized upon disposal (i.e., at the date the recipient obtains control) or when no future economic benefits are expected from its use or disposal. Any gain or loss arising upon derecognition of the asset (calculated as the difference between the net disposal proceeds and the carrying amount of the asset) is included in the statement of income or loss.

Impairment of non-financial asset
l)	Impairment of non-financial asset

Further disclosures relating to impairment of non-financial assets are also provided in the following notes:

●	Disclosures for significant accounting judgments, estimates and assumptions - Note 3
●	Property and equipment – Note 12
●	Intangible assets – Note 14
●	Goodwill – Note 14

The Company assesses at each reporting date whether there is an indication that an asset may be impaired. If any indication exists, or when annual impairment testing is required for goodwill and intangibles with indefinite lives, the Company estimates the asset’s recoverable amount. The recoverable amount is the higher of an asset’s or CGU’s fair value less costs of disposal and its value in use. The recoverable amount is determined for an individual asset, unless the asset does not generate cash inflows that are largely independent of those from other assets or groups of assets. When the carrying amount of an asset or CGU exceeds its recoverable amount, the asset is considered impaired and is written down to its recoverable amount.

In assessing value in use, the estimated future cash flows are discounted to their present value using a discount rate, equivalent to the pre-tax discount rate, that reflects current market assessments of the time value of money and the risks specific to the asset. In determining fair value less costs of disposal, recent market transactions are considered. If no such transactions can be identified, an appropriate valuation model is used. These calculations are corroborated by valuation multiples, quoted share prices for publicly traded companies or other available fair value indicators.

The Company bases its impairment calculation on detailed budgets and forecast calculations, which are prepared separately for each of the Company’s CGUs to which the individual assets are allocated. These budgets and forecast calculations cover a period of five years. A long-term growth rate is calculated and applied to project future cash flows after the fifth year.

Impairment losses of continuing operations are recognized in the statement of income or loss in expense categories consistent with the function of the impaired asset.

For assets excluding goodwill, an assessment is made at each reporting date to determine whether there is an indication that previously recognized impairment losses no longer exist or have decreased. If such indication exists, the Company estimates the asset’s or CGU’s recoverable amount. A previously recognized impairment loss is reversed only if there has been a change in the assumptions used to determine the asset’s recoverable amount since the last impairment loss was recognized. The reversal is limited so that the carrying amount of the asset does not exceed its recoverable amount, nor exceeds the carrying amount that would have been determined, net of depreciation, had no impairment loss been recognized for the asset in prior years. Such reversal is recognized in the statement of income or loss.

Goodwill is tested for impairment annually and when circumstances indicate that the carrying value may be impaired. An operating segment is the lowest level within the Company at which the goodwill is monitored for internal management purposes and therefore impairment tests of goodwill have been carried out at each operating segment level. Impairment is determined for goodwill by assessing the recoverable amount of each operating segment to which the goodwill relates. When the recoverable amount is less than the carrying amount, an impairment loss is recognized. Impairment losses relating to goodwill cannot be reversed in future periods.

Provisions
m)	Provisions

Provisions are recognized when the Company has a present obligation (legal or constructive) as a result of past event, it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation. The expense relating to a provision is presented in the statement of income or loss net of any reimbursement, when applicable.

If the effect of the time value of money is material, provisions are discounted using a current pre-tax rate that reflects, when appropriate, the risks specific to the liability. When discounting is used, the increase in the provision due to the passage of time is recognized as a finance cost.

Labor and social obligations
n)	Labor and social obligations

Labor and social obligations are expensed as the related service is provided. A liability is recognized for the amount expected to be paid if the Company has a present legal or constructive obligation to pay this amount as a result of past service provided by the employee and the obligation can be estimated reliably.

Share-based payments
o)	Share-based payments

Certain key executives of the Company receive remuneration in the form of share-based compensation, whereby the executives render services as consideration for equity instruments (equity-settled transactions).

Equity-settled transactions

The expenses of equity-settled transactions are determined by the fair value at the date when the grant is made using an appropriate valuation model. That expense is recognized in general and administrative expenses, together with a corresponding increase in equity (share-based compensation reserve), over the period in which the service and, where applicable, the performance conditions are fulfilled (the vesting period). The cumulative expense recognized for equity-settled transactions at each reporting date until the vesting date reflects the extent to which the vesting period has expired and the best estimate of the number of equity instruments that will ultimately vest. The expense or credit in the statement of income or loss for a period represents the movement in cumulative expense recognized as at the beginning and end of that period.

Service and non-market performance conditions are not taken into account when determining the grant date fair value of awards, but the likelihood of the conditions being met is assessed as part of the Company’s best estimate of the number of equity instruments that will ultimately vest. Market performance conditions are reflected within the grant date fair value. Any other conditions attached to an award, but without an associated service requirement, are considered to be non-vesting conditions. Non-vesting conditions are reflected in the fair value of an award and lead to an immediate expensing of an award unless there are also service and/or performance conditions.

No expense is recognized for awards that do not ultimately vest because non-market performance and/or service conditions have not been met. Where awards include a market or non-vesting condition, the transactions are treated as vested irrespective of whether the market or non-vesting condition is satisfied, provided that all other performance and/or service conditions are satisfied.

When the terms of an equity-settled award are modified, the minimum expense recognized is the grant date fair value of the unmodified award, provided the original vesting terms of the award are met. An additional expense, measured as at the date of modification, is recognized for any modification that increases the total fair value of the share-based payment transaction, or is otherwise beneficial to the employee. Where an award is cancelled by the entity or by the counterparty, any remaining element of the fair value of the award is expensed immediately through profit or loss.

The dilutive effect of outstanding options is considered in the computation of diluted earnings per share (see Note 20).

Cash-settled transactions

A liability is recognized for the fair value of cash-settled transactions. The fair value is measured initially and at each reporting date up to and including the settlement date, with changes in fair value recognized in employee benefits expense. The fair value is expensed over the period until the vesting date with recognition of a corresponding liability. The fair value is determined using a Black & Scholes model. The approach used to account for vesting conditions when measuring equity-settled transactions also applies to cash-settled transactions.

Revenue from contracts with customers
p)	Revenue from contracts with customers

Revenue from sale of education content

The Company sells educational content to private schools, which is delivered through printed and digital formats. Revenue from contracts with customers is recognized when control of the goods or services are transferred to the customer at an amount that reflects the consideration to which the Company expects to be entitled, i.e., at the moment it delivers the content to private schools in printed and digital format when the Company fulfills its performance obligation, and the revenue from these contracts is recognized at a point of time. Each contract contemplates penalties ranging between 20% to 100% of the remaining total value of the contract in the event of termination. However, the content already delivered to the private schools is not returned to the Company unless the contractual return conditions are met.

The Company has concluded that it is the principal in its revenue arrangements because it typically controls the goods or services before transferring them to the customers.

Revenue is driven by the number of students enrolled in each school and is based on a value negotiated with each contract through the conditions contained in the terms of sales. The technology is provided solely in support of the best use of its content. Both printed and digital content are the same.

The Company provides printed content capable of delivering the entire K-12 curriculum. The Company also provides digital content for the purpose of supporting the printed content, and includes video lessons, online homework and assessments that are not customized and have no stand-alone value if used separately or outside of the main context. In this context, the digital content and related features are an evolution from a totally printed methodology to a broader approach and will continue to evolve and change in the coming years but are currently still deeply entwined with the printed content.

Pursuant to the terms of the contracts, each year by the end of November the schools are required to provide the Company with an estimate of the number of enrolled students that will access the content in the next school year (which typically starts in February of the following year), allowing the Company to start the delivery of its educational content. Since the contracts with the schools allows product returns or increase in the number of enrolled students up to a certain limit, the Company recognizes revenue for the amount that is expected to be received based on past experience, assuming that the other conditions for revenue recognition are met. A right of return asset (and corresponding adjustment to cost of sales) is also recognized for the right to recover the goods from the customer.

The asset is measured at the former carrying amount of the inventory, less any expected costs to recover the goods and any potential decreases in value. The Company updates the measurement of the asset for any revisions to the expected level of returns and any additional decreases in the value of the returned products.

Revenue from services

The Company provides services related to school management for private schools and students, and technological solutions for communicating with students’ parents and a learning platform for students and teachers, which are delivered through monthly software licenses. Revenue from contracts with customers is recognized when the control of services is transferred to the customer for an amount that reflects the consideration to which the Company expects to be entitled for the exchange of services, that is, when it releases the license to use services of software for private schools.

The Company generates subscription revenue from the sale of user licenses, in which customers can use the services of online school management software. The services are sold directly to schools that bundle the subscription with their own services provided to end customers. The Company fulfills its performance obligation, and the revenue from these services is recognized on a straight-line basis during the subscription period.

Subscription revenue is driven by the number of students enrolled in each customer and is based on a value negotiated with each subscriber through the conditions contained in the terms of use.

Interest income

For all financial instruments measured at amortized cost, interest income is recorded using the effective interest rate (EIR) method. The EIR is the rate that exactly discounts the estimated future cash receipts over the expected life of the financial instrument or a shorter period, where appropriate, to the net carrying amount of the financial asset. Interest income includes also gain from financial investments classified as financial assets at fair value through profit or loss. Interest income is included in finance income in the statement of income or loss.

Costs to obtain a contract

The Company incurs costs to obtain each sales contract and recognizes as an asset the incremental costs of obtaining a contract with a customer if the entity expects to recover those costs. The incremental costs of obtaining a contract are those costs that an entity incurs to obtain a contract with a customer that it would not have incurred if the contract had not been obtained.

Taxes
q)	Taxes

Current income tax

Current income tax assets and liabilities are measured at the amount expected to be recovered from or paid to the taxation authorities. The tax rates and tax laws used to compute the amount are those that are enacted or substantively enacted at the reporting date.

Management periodically evaluates positions taken in the tax returns with respect to situations in which applicable tax regulations are subject to interpretation and establishes provisions where appropriate.

Deferred income tax

Deferred income tax is provided using the liability method on temporary differences between the tax bases of assets and liabilities and their carrying amounts for financial reporting purposes at the reporting date.

Deferred income tax liabilities are recognized for all taxable temporary differences, except:

●	When the deferred tax liability arises from the initial recognition of goodwill or an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither the accounting profit nor taxable profit or loss;
●	In respect of taxable temporary differences associated with investments in subsidiaries, associates and interests in joint venture, when the timing of the reversal of the temporary differences can be controlled and it is probable that the temporary differences will not reverse in the foreseeable future.

Deferred income tax assets are recognized for all deductible temporary differences, the carry forward of unused tax credits and any unused tax losses. Deferred tax assets are recognized to the extent that it is probable that taxable profit will be available against which the deductible temporary differences, and the carry forward of unused tax credits and unused tax losses can be utilized, except:

●	When the deferred tax asset relating to the deductible temporary difference arises from the initial recognition of an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither the accounting profit nor taxable profit or loss;
●	In respect of deductible temporary differences associated with investments in subsidiaries, associates and interests in joint venture, deferred tax assets are recognized only to the extent that it is probable that the temporary differences will reverse in the foreseeable future and taxable profit will be available against which the temporary differences can be utilized.

The current Brazilian legislation allows the amortization of goodwill in at least 5 years, for tax purposes, in cases of merger, spin-off or incorporation. Thus, it is possible to have a tax benefit from goodwill in the incorporation since it has been generated in the acquisition of interests from third parties.

The carrying amount of deferred income tax assets is reviewed at each reporting date and reduced to the extent that it is no longer probable that sufficient taxable profit will be available to allow all or part of the deferred tax asset to be utilized. Unrecognized deferred income tax assets are re-assessed at each reporting date and are recognized to the extent that it has become probable that future taxable profits will allow the deferred income tax asset to be recovered.

Deferred income tax assets and liabilities are measured at the tax rates that are expected to apply in the year when the asset is realized or the liability is settled, based on tax rates (and tax laws) that have been enacted or substantively enacted at the reporting date.

The Company offsets deferred income tax assets and liabilities if the deferred income tax assets and liabilities relate to income taxes levied by the same taxation authority on either the same taxable entity or different taxable entities which intend either to settle current tax liabilities and assets on a net basis, or to realize the assets and settle the liabilities simultaneously, in each future period in which significant amounts of deferred income tax liabilities or assets are expected to be settled or recovered.

Sales tax

Expenses and assets are recognized net of the amount of sales tax, except:

●	When the sales tax incurred on a purchase of assets or services is not recoverable from the taxation authority, in which case, the sales tax is recognized as part of the cost of acquisition of the asset or as part of the expense item, as applicable;
●	When receivables and payables are stated with the amount of sales tax included.

The net amount of sales tax recoverable from, or payable to, the taxation authority is included as part of receivables or payables in the statement of financial position

Treasury shares
r)	Treasury shares

Own equity instruments that are reacquired (treasury shares) are recognized at cost and deducted from equity. No gain or loss is recognized in profit or loss on the purchase, sale, issue or cancellation of the Company’s own equity instruments.

Foreign currencies

The consolidated financial statements are presented in Brazilian Reais, which is also the Company and its subsidiaries’ functional currency. For each entity, the Company determines the functional currency and items included in the financial statements of each entity are measured using that functional currency.

Transactions and balances

Transactions in foreign currencies are initially recorded by the Company’s entities at their respective functional currency spot rates at the date the transaction first qualifies for recognition. Monetary assets and liabilities denominated in foreign currencies are translated at the functional currency spot rates of exchange at the reporting date. Differences arising on settlement or translation of monetary items are recognized in profit or loss.

Information related to Covid-19 pandemic

The beginning of 2022 was characterized by a significant growth in COVID-19 cases, thus state and municipal governments took restrictive measures to contain a possible new wave of the virus. These measures have been relaxed as the number of cases decreased compared to the beginning of the year.

The initial restrictive measures taken by Brazilian states and local authorities directly impacted the education industry by indefinitely postponing on-site school activities at the beginning of the pandemic. However, in 2022 school activities returned to the presential modality.

Notwithstanding the above, despite the gradual release of the restrictions by the authorities, most of its workforce is working on site applying a hybrid model.

The Company continues putting in place to safeguard the health and safety of the Company’s employees, customers, and suppliers, and direct and indirect interest principal investment have not limited the Company’s ability to maintain its operations. In addition, these alternative working arrangements have not adversely affected financial reporting systems, internal control over financial reporting or disclosure controls and procedure.

As of December 31, 2022, the Company did not recognize any additional expenses related to COVID-19, mainly due to flexibility of restricted measures and the high percentage of the target population vaccinated in Brazil.

Given the uncertainty around the extent and timing of the future spread of COVID-19, the imposition of additional protective measures, or the relaxation of existing protective measures, it is not possible to accurately predict COVID-19’s general impact on the education industry in Brazil or to reasonably estimate its impact on Arco’s results of operations, cash flows or financial condition, including, but not limited to:

●	A decrease in the number of students, which may impact the expected amount of revenue.
●	An increase in bad debts due to the current economic scenario.
●	An adverse change in the fair value of financial instruments recognized on the Company’s books.
●	The need for renegotiation of loans and lease agreements to ensure the continued strength of the Company’s financial position.

The Company does not expect to incur additional expenses from COVID-19, but Management will continue to monitor and assess the impact COVID-19 may have on the Company’s business operations, financial performance, financial position, and cash flows.

Changes in accounting policies and disclosures

2.4    Changes in accounting policies and disclosures

New and amended standards and interpretations

The Company applied for the first-time certain standards and amendments, which became effective for annual periods beginning on or after 1 January 2022 (unless otherwise stated). The Company has not early adopted any other standard, interpretation or amendment that has been issued but is not yet effective.

Onerous Contracts – Costs of Fulfilling a Contract – Amendments to IAS 37

An onerous contract is a contract under which the unavoidable of meeting the obligations under the contract costs (i.e., the costs that the Company cannot avoid because it has the contract) exceed the economic benefits expected to be received under it.

The amendments specify that when assessing whether a contract is onerous or loss-making, an entity needs to include costs that relate directly to a contract to provide goods or services including both incremental costs (e.g., the costs of direct labor and materials) and an allocation of costs directly related to contract activities (e.g., depreciation of equipment used to fulfil the contract and costs of contract management and supervision). General and administrative costs do not relate directly to a contract and are excluded unless they are explicitly chargeable to the counterparty under the contract.

These amendments had no impact on the consolidated financial statements of the Company. The Company intends to use the practical expedients in future periods if they become applicable.

Reference to the Conceptual Framework – Amendments to IFRS 3

The amendments replace a reference to a previous version of the IASB’s Conceptual Framework with a reference to the current version issued in March 2018 without significantly changing its requirements.

The amendments add an exception to the recognition principle of IFRS 3 Business Combinations to avoid the issue of potential ‘day 2’ gains or losses arising for liabilities and contingent liabilities that would be within the scope of IAS 37 Provisions, Contingent Liabilities and Contingent Assets or IFRIC 21 Levies, if incurred separately. The exception requires entities to apply the criteria in IAS 37 or IFRIC 21, respectively, instead of the Conceptual Framework, to determine whether a present obligation exists at the acquisition date.

The amendments also add a new paragraph to IFRS 3 to clarify that contingent assets do not qualify for recognition at the acquisition date.

These amendments had no impact on the consolidated financial statements of the Company as there were no contingent assets, liabilities or contingent liabilities within the scope of these amendments that arose during the period.

Property, Plant and Equipment: Proceeds before Intended Use – Amendments to IAS 16 Leases

The amendment prohibits entities from deducting from the cost of an item of property, plant and equipment, any proceeds of the sale of items produced while bringing that asset to the location and condition necessary for it to be capable of operating in the manner intended by management. Instead, an entity recognizes the proceeds from selling such items, and the costs of producing those items, in profit or loss.

In accordance with the transitional provisions, the Company applies the amendments retrospectively only to items of PP&E made available for use on or after the beginning of the earliest period presented when the entity first applies the amendment (the date of initial application).

These amendments had no impact on the consolidated financial statements of the Company as there were no sales of such items produced by property and equipment made available for use on or after the beginning of the earliest period presented.

IFRS 1 First-time Adoption of International Financial Reporting Standards – Subsidiary as a first-time adopter

The amendment permits a subsidiary that elects to apply paragraph D16(a) of IFRS 1 to measure cumulative translation differences using the amounts reported in the parent’s consolidated financial statements, based on the parent’s date of transition to IFRS, if no adjustments were made for consolidation procedures and for the effects of the business combination in which the parent acquired the subsidiary. This amendment is also applied to an associate or joint venture that elects to apply paragraph D16(a) of IFRS 1.

These amendments had no impact on the consolidated financial statements of the Company as it is not a first-time adopter.

IFRS 9 Financial Instruments – Fees in the ’10 per cent’ test for derecognition of financial liabilities

The amendment clarifies the fees that an entity includes when assessing whether the terms of a new or modified financial liability are substantially different from the terms of the original financial liability. These fees include only those paid or received between the borrower and the lender, including fees paid or received by either the borrower or lender on the other’s behalf. There is no similar amendment proposed for IAS 39 Financial Instruments: Recognition and Measurement.

In accordance with the transitional provisions, the Company applies the amendment to financial liabilities that are modified or exchanged on or after the beginning of the annual reporting period in which the entity first applies the amendment (the date of initial application). These amendments had no impact on the consolidated financial statements of the Company.

These amendments had no impact on the consolidated financial statements of the Company as it did not have assets in scope of IAS 41 as at the reporting date.

Standards issued but not yet effective

The new and amended standards and interpretations that are issued, but not yet effective, up to the date of issuance of the Company’s financial statements are disclosed below. The Company intends to adopt these new and amended standards and interpretations, if applicable, when they become effective. The Company is assessing the impact that changes in the standards will have in current practice, but does not expect a significant or any impact to occur on the Company’s financial statements:

●	Amendments to IAS 1: Classification of Liabilities as Current or Non-current
●	Disclosure of Accounting Policies (Amendments to IAS 1 and IFRS Practice Statement 2)
●	Definition of Accounting Estimates (Amendments to IAS 8)
●	Deferred Tax related to Assets and Liabilities arising from a Single Transaction (Amendments to IAS 12)

Significant accounting judgements, estimates and assumptions

The preparation of the Company’s consolidated financial statements requires management to make judgments, estimates and assumptions that affect the reported amounts of revenues, expenses, assets and liabilities, and the accompanying disclosures, and the disclosure of contingent liabilities. Uncertainty about these assumptions and estimates could result in outcomes that require a material adjustment to the carrying amount of assets or liabilities affected in future periods. Accounting estimates and judgments are continually evaluated and are based on historical experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances. Revisions to estimates are recognized prospectively.

Other disclosures relating to the Company’s exposure to risks and uncertainties includes:

●	Capital management – Note 27
●	Financial instruments risk management – Notes 26 and 27
●	Sensitivity analyses disclosures – Note 27

Estimates and assumptions

The key assumptions about the future and other key sources of estimation uncertainty as of the reporting date that include a significant risk of a material adjustment to the carrying amounts of assets and liabilities within the next financial year, are described below. The Company based its assumptions and estimates on parameters available when the consolidated financial statements were prepared. Existing circumstances and assumptions about future developments, however, may change due to market changes or circumstances that arise and that are beyond the Company’s control. Such changes are reflected in the assumptions where they occur.

Impairment of non-financial assets

Impairment exists when the carrying value of an asset or cash generating unit (“CGU”) or group of CGU exceeds its recoverable amount, defined as the higher of its fair value less costs of disposal and its value in use. The fair value less costs of disposal calculation is based on data available from binding sales transactions, conducted at arm’s length, for similar assets or observable market prices less incremental costs of disposing of the asset. The value in use calculation is based on a discounted cash flow model (“DCF” model). The cash flows are derived from the budget for the next five years and do not include restructuring activities to which the Company has not yet committed or significant future investments that will enhance the performance of the assets of the CGU being tested. The recoverable amount is sensitive to the discount rate used for the DCF model as well as to expected future cash-inflows and the growth rate used for extrapolation purposes. The Company determined that its operating segments are the cash generating units. These estimates are most relevant to goodwill that are recognized by the Company. The key assumptions used to determine the recoverable amount for the different operating segments, including a sensitivity analysis, are disclosed and further explained in Note 14.

Inventory allowance

The Company recognizes a provision for disposal of inventory considering content from previous collections not sold and a prospective model to estimate the forecast of obsolescence of products from current collections. The applied model considers the historical data of non-realization of products to obtain the expected loss percentages. Any significant changes between the observed losses compared to the historical loss pattern impact the expected loss percentages estimated by the Company. See Note 8 for further information.

Provision for expected credit losses of trade receivables and contract assets

The Company uses a provision matrix to calculate ECLs for trade receivables and contract assets. The provision rates are based on days past due for customer. The provision matrix is initially based on the Company’s historical observed default rates. The Company calibrates the matrix to adjust the historical credit loss experience with forward-looking information.

The assessment of the correlation between historical observed default rates, forecast economic conditions and ECLs is a significant estimate. The amount of ECLs is sensitive to changes in circumstances and of forecast economic conditions. The Company’s historical credit loss experience and forecast of economic conditions may also not be representative of customer’s actual default in the future. The information about the ECLs on the Company’s trade receivables and contract assets is disclosed in Note 7.

Share-based payment

Estimating fair value for share-based payment transactions requires determination of the most appropriate valuation model, which depends on the terms and conditions of the grant. This estimate also requires determination of the most appropriate inputs to the valuation model including the expected life of the share option or appreciation right, volatility and dividend yield and making assumptions about them. For the measurement of the fair value of equity-settled transactions, the Company uses the Black & Scholes model. The assumptions and models used for estimating fair value for share-based payment transactions are disclosed in Note 18. b).

Taxes

Deferred income tax assets are recognized for deductible temporary differences and unused tax credits from net operating losses carryforward to the extent that it is probable that taxable profit will be available against which the losses can be utilized. Significant management judgement is required to determine the amount of deferred income tax assets that can be recognized, based upon the likely timing and the level of future taxable profits, together with future tax planning strategies.

The Company has R$ 157,786 (2021: R$ 104,329) in deferred income tax on tax loss carryforwards. Additionally, there is R$10,355 (2021: R$12,902) of unrecognized tax loss carryforwards as of December 31, 2022 related to subsidiaries that have a history of losses. Such unused tax loss carryforwards do not expire and may not be used to offset taxable income of other subsidiaries of the Company. See Note 24 for further information.

Fair value measurement of financial instruments

When the fair values of financial assets and financial liabilities recorded in the statement of financial position cannot be measured based on quoted prices in active markets, their fair value is measured using valuation techniques including the DCF model. The inputs into these models are taken from observable markets where possible, but where this is not feasible, a degree of judgement is required to estimate fair values. Judgements include considerations of inputs such as liquidity risk, credit risk and volatility. Changes in assumptions relating to these factors could affect the reported fair value of financial instruments. See Note 26 for further disclosures.

Contingent consideration, resulting from business combinations, is valued at fair value as of the acquisition date as part of the business combination. When the contingent consideration meets the definition of a financial liability, it is subsequently remeasured at each reporting date. This determination of fair value is based on discounted cash flows. The key assumptions taken into consideration are the probability of meeting each performance target and the discount factor (see Notes 6 and 26 for additional information).